UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 6/30

Date of reporting period: 07/01/15 - 06/30/16


Item 1. Proxy Voting Record


============== Wells Fargo California Limited-Term Tax-Free Fund ==============


NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651884
Meeting Date: NOV 17, 2015   Meeting Type: Annual
Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.3  Elect Director William C. Hunter        For       For          Management
1a.4  Elect Director William J. Schneider     For       For          Management


==================== Wells Fargo California Tax-Free Fund =====================


NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651884
Meeting Date: NOV 17, 2015   Meeting Type: Annual
Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.3  Elect Director William C. Hunter        For       For          Management
1a.4  Elect Director William J. Schneider     For       For          Management


===================== Wells Fargo Colorado Tax-Free Fund ======================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= Wells Fargo High Yield Municipal Bond Fund ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= Wells Fargo Intermediate Tax/AMT-Free Fund ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


===================== Wells Fargo  Minnesota Tax-Free Fund =====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


======================= Wells Fargo  Municipal Bond Fund =======================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================== Wells Fargo North Carolina Tax-Free Fund ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


=================== Wells Fargo Pennsylvania Tax-Free Fund ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= Wells Fargo Short-Term Municipal Bond Fund ==================


NUVEEN CALIFORNIA AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NKX            Security ID:  670651884
Meeting Date: NOV 17, 2015   Meeting Type: Annual
Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.3  Elect Director William C. Hunter        For       For          Management
1a.4  Elect Director William J. Schneider     For       For          Management


--------------------------------------------------------------------------------

NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3

Ticker:       NZF            Security ID:  67070X804
Meeting Date: AUG 05, 2015   Meeting Type: Annual
Record Date:  JUN 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1d.1  Elect Director Jack B. Evans            For       For          Management
1d.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1d.3  Elect Director William C. Hunter        For       For          Management
1d.4  Elect Director William J. Schneider     For       For          Management


--------------------------------------------------------------------------------

NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3

Ticker:       NZF            Security ID:  67070X804
Meeting Date: FEB 10, 2016   Meeting Type: Special
Record Date:  AUG 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management
      Between Each Target Fund into Nuveen
      Dividend Advantage Municipal Fund 3
2     Issue Shares in Connection with         For       For          Management
      Reorganization
3a    Approve Investment Advisory Agreement   For       For          Management
      Between Nuveen Dividend Advantage
      Municipal Fund 3 and Nuveen Fund
      Advisors, LLC
3b    Approve Subadvisory Agreement Between   For       For          Management
      Nuveen Fund Advisors, LLC And Nuveen
      Asset Management, LLC with respect to
      Nuveen Dividend Advantage Municipal
      Fund 3


--------------------------------------------------------------------------------

NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND

Ticker:       NTX            Security ID:  670983501
Meeting Date: NOV 17, 2015   Meeting Type: Annual
Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.3  Elect Director William C. Hunter        For       For          Management
1a.4  Elect Director William J. Schneider     For       For          Management


================== Wells Fargo Strategic Municipal Bond Fund ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= Wells Fargo Ultra Short-Term Municipal Income Fund ==============


NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3

Ticker:       NZF            Security ID:  67070X804
Meeting Date: AUG 05, 2015   Meeting Type: Annual
Record Date:  JUN 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1d.1  Elect Director Jack B. Evans            For       For          Management
1d.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1d.3  Elect Director William C. Hunter        For       For          Management
1d.4  Elect Director William J. Schneider     For       For          Management


--------------------------------------------------------------------------------

NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3

Ticker:       NZF            Security ID:  67070X804
Meeting Date: FEB 10, 2016   Meeting Type: Special
Record Date:  AUG 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management
      Between Each Target Fund into Nuveen
      Dividend Advantage Municipal Fund 3
2     Issue Shares in Connection with         For       For          Management
      Reorganization
3a    Approve Investment Advisory Agreement   For       For          Management
      Between Nuveen Dividend Advantage
      Municipal Fund 3 and Nuveen Fund
      Advisors, LLC
3b    Approve Subadvisory Agreement Between   For       For          Management
      Nuveen Fund Advisors, LLC And Nuveen
      Asset Management, LLC with respect to
      Nuveen Dividend Advantage Municipal
      Fund 3


--------------------------------------------------------------------------------

NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656883
Meeting Date: APR 22, 2016   Meeting Type: Annual
Record Date:  FEB 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director William J. Schneider     For       For          Management


--------------------------------------------------------------------------------

NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND

Ticker:       NTX            Security ID:  670983501
Meeting Date: NOV 17, 2015   Meeting Type: Annual
Record Date:  SEP 21, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Thomas S. Schreier, Jr.  For       For          Management
1a.3  Elect Director William C. Hunter        For       For          Management
1a.4  Elect Director William J. Schneider     For       For          Management


===================== Wells Fargo Wisconsin Tax-Free Fund =====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

BY: /S/ C. DAVID MESSMAN
NAME: C. DAVID MESSMAN
TITLE: SECRETARY
DATE: August 25, 2016